Income Taxes (Details 1) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Non-capital losses	$ 2,477,570	$ 3,818,755
Exploration and evaluation assets	(5,567,778)	(5,567,778)
Net deferred tax liabilities	$ (3,090,208)	$ (1,749,023)